Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Current assets
Cash	$ 10,665	$ 3,459
Amounts receivable, net	4,115	3,790
Tax receivable	143	414
Inventory	2,095	2,139
Unbilled revenue	548	277
Prepaid expenses	1,188	1,408
Total current assets	18,754	11,487
Restricted cash	126	86
Deposit on equipment	502	475
Property and equipment	15,762	16,696
Intangible assets	1,067	23,557
Goodwill	8,230	7,687
Total assets	44,441	59,988
Current liabilities
Accounts payable and accrued liabilities	5,283	4,372
Deferred revenue	1,090	1,352
Tax payable	475	553
Leases	1,850	1,563
Deferred acquisition payments	314	284
Current liabilities	9,012	8,124
Leases	11,553	12,118
Deferred income tax liability	250	4,068
Total liabilities	20,815	24,310
SHAREHOLDERS' EQUITY
Share capital	136,371	119,773
Contributed surplus	12,833	12,388
Accumulated other comprehensive income	3,216	2,077
Accumulated deficit	(128,794)	(98,560)
Equity	23,626	35,678
Total liabilities and shareholders' equity	$ 44,441	$ 59,988